Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Segment Reporting Information [Line Items]
Net revenues	$ 2,997,760	$ 3,105,246	$ 4,276,539
Operating cost and expenses:
Cost of revenues	(1,409,438)	(1,754,291)	(2,036,875)
Selling and marketing	(444,693)	(466,895)	(600,778)
General and administrative	(953,583)	(1,866,573)	(1,489,826)
Total operating cost and expenses	(2,807,714)	(4,087,759)	(4,159,273)
Operating income/(loss)	190,046	(982,513)	117,266
Total assets	6,392,458	6,034,666	10,151,053
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	2,997,760	3,105,246	4,276,539
Operating cost and expenses:
Cost of revenues	(1,409,438)	(1,754,291)	(2,036,875)
Selling and marketing	(433,402)	(456,113)	(588,405)
General and administrative	(681,589)	(1,506,220)	(1,210,212)
Total operating cost and expenses	(2,807,714)	(4,087,759)	(4,159,273)
Operating income/(loss)	190,046	(982,513)	117,266
Total assets	2,269,368	2,722,644	5,655,882
Corporate, Non-Segment [Member]
Operating cost and expenses:
Total operating cost and expenses	(283,285)	(371,135)	(323,781)
Total assets	4,123,090	3,312,022	4,495,171
Educational services and test preparation courses [Member]
Operating cost and expenses:
Total assets	1,703,762	2,227,184	4,380,247
Educational services and test preparation courses [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	1,825,212	2,535,318	3,667,270
Operating cost and expenses:
Cost of revenues	(773,989)	(1,442,156)	(1,680,779)
Selling and marketing	(217,915)	(273,344)	(326,708)
General and administrative	(503,345)	(1,308,742)	(955,211)
Total operating cost and expenses	(1,495,249)	(3,024,242)	(2,962,698)
Operating income/(loss)	329,963	(488,924)	704,572
Total assets	1,703,762	2,227,184	4,380,247
Others [Member]
Operating cost and expenses:
Total assets	149,017	4,381	281,579
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	170,623	107,322	120,084
Operating cost and expenses:
Cost of revenues	(91,520)	(77,730)	(82,827)
Selling and marketing	(45,657)	(30,494)	(25,346)
General and administrative	(65,725)	(63,859)	(69,524)
Total operating cost and expenses	(202,902)	(172,083)	(177,697)
Operating income/(loss)	(32,279)	(64,761)	(57,613)
Total assets	149,017	4,381	281,579
Overseas Study Consulting Services [Member]
Operating cost and expenses:
Total assets	109,422	177,821	477,568
Overseas Study Consulting Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	354,764	325,901	278,594
Operating cost and expenses:
Cost of revenues	(179,284)	(165,673)	(127,841)
Selling and marketing	(80,528)	(72,847)	(61,259)
General and administrative	(61,861)	(61,258)	(60,580)
Total operating cost and expenses	(321,673)	(299,778)	(249,680)
Operating income/(loss)	33,091	26,123	28,914
Total assets	109,422	177,821	477,568
Private label products and livestreaming e-commerce and other services [Member]
Operating cost and expenses:
Total assets	307,167	313,258	516,488
Private label products and livestreaming e-commerce and other services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	647,161	136,705	210,591
Operating cost and expenses:
Cost of revenues	(364,645)	(68,732)	(145,428)
Selling and marketing	(89,302)	(79,428)	(175,092)
General and administrative	(50,658)	(72,361)	(124,897)
Total operating cost and expenses	(504,605)	(220,521)	(445,417)
Operating income/(loss)	142,556	(83,816)	(234,826)
Total assets	$ 307,167	$ 313,258	$ 516,488